Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies
Schedule of sales and repurchases of salons

The following table summarizes the sales of salons and repurchases of salons for the six months ended June 30, 2025 and 2024:

	Thousands of Yen, except Number of salons
	2025	2024
Number of salons sold	11	21
Total sales amount	¥497,223	¥815,145
Number of salons repurchased	41	7
Total repurchase amount	¥2,137,613	¥297,577

Relaxation Salon Segment
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	As of	As of
	June 30, 2025	December 31, 2024
Directly-operated	223	220
Franchised	81	88
Total	304	308